UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 1999
                                               ---------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Ulysses Partners, L.P.
           --------------------------------------------------------------
Address:   280 Park Avenue
           --------------------------------------------------------------
           New York, NY  10017
           --------------------------------------------------------------

Form 13F File Number:  28-6862
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Joshua Nash LLC, by Joshua Nash, Member
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-455-6200
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Joshua Nash                       New York                      08-13-99
---------------------               ------------                    --------
(Signature)                         (City, State)                    (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                     0
                                            ---------------------------
Form 13F Information Table Entry Total:                42
                                            ---------------------------
Form 13F Information Table Value Total:     $       426,453
                                            ---------------------------
                                                 (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                             ULYSSES PARTNERS, L.P.
                                 S.E.C. FORM 13F
                         FOR QUARTER ENDED JUNE 30, 1999

                                                                                             ITEM 5:
                                      ITEM 2:            ITEM 3:           ITEM 4:          Shares or
             ITEM 1:                 Title of             Cusip              Fair           Principal
          Name of Issuer               Class              Number         Market Value        Amount
----------------------------------------------------------------------------------------------------------
DAIMLER CHRYSLER AG                COMMON STOCK        D1668R123      13,118,600            147,400
LORAL SPACE & COMM                 COMMON STOCK        G56462107      21,459,600          1,192,200
LORAL SPACE & COMM                 COMMON STOCK        G56462907       4,521,600      251,200 CALL
XL CAPITAL LTD                     COMMON STOCK        G98255105      19,169,433            339,282
AMER TEL & TEL                     COMMON STOCK        001957109      22,621,699            405,316
LIBERTY MEDIA CORP.                COMMON STOCK        001957208      40,666,521          1,106,572
LIBERTY MEDIA CORP.                COMMON STOCK        001957908       6,159,300      167,600 CALL
AMERICAN INT'L GROUP               COMMON STOCK        026874107      21,702,975            185,100
AMERUS LIFE HLDGS                  COMMON STOCK        030732101       1,352,700             50,100
AMERITECH                          COMMON STOCK        030954901         735,000      10,000 CALL
APPLIED POWER INC.                 COMMON STOCK        038225108       3,933,000            144,000
CNA FINANCIAL                      COMMON STOCK        126117100       9,675,000            240,000
CABLEVISION                        COMMON STOCK        12686C109       1,169,000             16,700
COMCAST CRP CL A SPL               COMMON STOCK        200300200      14,244,938            370,600
COMSAT CORP.                       COMMON STOCK        20564D107       5,960,500            183,400
DISNEY (WALT) CORP                 COMMON STOCK        254687106      10,804,500            352,800
GILLETTE CO.                       COMMON STOCK        375766102       2,747,000             67,000
HIGH SPEED ACCESS                  COMMON STOCK        42979U102         427,938             16,700
HOUSEHOLD INTL INC.                COMMON STOCK        441815107      15,216,850            321,200
HUSSMANN INTL INC                  COMMON STOCK        448110106       6,755,844            407,900
IXL ENTERPRISES                    COMMON STOCK        450718101         405,813             15,100
LINCARE HLDGS                      COMMON STOCK        532791100       5,770,000            230,800
MCI WORLDCOM INC                   COMMON STOCK        55268B106      28,951,425            336,400
MCI WORLDCOM INC                   COMMON STOCK        55268B906       8,649,281      100,500 CALL
MEDIAONE GROUP                     COMMON STOCK        58440J104      22,193,500            298,400
MERCK & COMPANY                    COMMON STOCK        589331107       4,932,875             67,000
MIDAMERICAN ENERGY                 COMMON STOCK        59562V107      13,590,313            392,500
NEWS CORP                          ADR                 652487703       4,191,594            118,700
NEWS CORP.LTD.PFD.                 PFD                 652487802      20,550,344            651,100
PARK PLACE ENTERTAIN               COMMON STOCK        700690100      16,828,088          1,759,800
PEPSI BOTTLING GROUP               COMMON STOCK        713409100       7,739,938            334,700
PHONE.COM INC.                     COMMON STOCK        71920Q100         375,200              6,700
RAYTHEON CLASS B                   COMMON STOCK        755111408      13,726,350            194,700
RENAL CARE GROUPINC.               COMMON STOCK        759930100       5,555,363            214,700
SBC COMMUNICATIONS                 COMMON STOCK        78387G103       5,823,200            100,400
TCI SATELLITE CL A                 COMMON STOCK        872298104         320,481            109,100
TCI MUSIC INC.                     COMMON STOCK        87229N101       5,331,013            150,700
TELESP CELULAR SA                  COMMON STOCK        87952L108       1,827,025             68,300
TIME WARNER INC                    COMMON STOCK        887315109      18,330,550            252,400
VARIAN INC                         COMMON STOCK        922206107       6,766,200            501,200
VARIAN SEMICONDUCTOR               COMMON STOCK        922207105       3,879,400            228,200
WINSTAR COMMUN.                    COMMON STOCK        975515107       8,272,875            169,700


Table continued...

                                             ITEM 6:                                                    ITEM 8:
                                     INVESTMENT DESCRETION                                     VOTING AUTHORITY SHARES
                                          (b) Shares                     ITEM 7:
             ITEM 1:                      as Definces     (c) Shared     Managers
          Name of Issuer   (a) Sole       in Instr. V        Other      See Intr. V   (a) Sole       (b) Shared       (c) None
--------------------------------------------------------------------------------------------------------------------------------
DAIMLER CHRYSLER AG       X                                                          X
LORAL SPACE & COMM        X                                                          X
LORAL SPACE & COMM        X                                                          X
XL CAPITAL LTD            X                                                          X
AMER TEL & TEL            X                                                          X
LIBERTY MEDIA CORP.       X                                                          X
LIBERTY MEDIA CORP.       X                                                          X
AMERICAN INT'L GROUP      X                                                          X
AMERUS LIFE HLDGS         X                                                          X
AMERITECH                 X                                                          X
APPLIED POWER INC.        X                                                          X
CNA FINANCIAL             X                                                          X
CABLEVISION               X                                                          X
COMCAST CRP CL A SPL      X                                                          X
COMSAT CORP.              X                                                          X
DISNEY (WALT) CORP        X                                                          X
GILLETTE CO.              X                                                          X
HIGH SPEED ACCESS         X                                                          X
HOUSEHOLD INTL INC.       X                                                          X
HUSSMANN INTL INC         X                                                          X
IXL ENTERPRISES           X                                                          X
LINCARE HLDGS             X                                                          X
MCI WORLDCOM INC          X                                                          X
MCI WORLDCOM INC          X                                                          X
MEDIAONE GROUP            X                                                          X
MERCK & COMPANY           X                                                          X
MIDAMERICAN ENERGY        X                                                          X
NEWS CORP                 X                                                          X
NEWS CORP.LTD.PFD.        X                                                          X
PARK PLACE ENTERTAIN      X                                                          X
PEPSI BOTTLING GROUP      X                                                          X
PHONE.COM INC.            X                                                          X
RAYTHEON CLASS B          X                                                          X
RENAL CARE GROUPINC.      X                                                          X
SBC COMMUNICATIONS        X                                                          X
TCI SATELLITE CL A        X                                                          X
TCI MUSIC INC.            X                                                          X
TELESP CELULAR SA         X                                                          X
TIME WARNER INC           X                                                          X
VARIAN INC                X                                                          X
VARIAN SEMICONDUCTOR      X                                                          X
WINSTAR COMMUN.           X                                                          X
